Segmented information	12 Months Ended
Mar. 26, 2022
Segment Reporting [Abstract]
Segmented information
13.	Segmented information:
The Company has two reportable segments Retail and Other. As of March 26, 2022, Retail operated 23 stores across Canada under the Maison Birks brand, 1 retail location in Calgary under the Brinkhaus brand and 2 retail locations in Vancouver under the Graff and Patek Philippe brands. During fiscal 2022, the Company closed three stores operating under the Maison Birks banner and did not open any new stores. Other consists primarily of our
e-commerce
business, wholesale business and gold exchange program. The two reportable segments are managed and evaluated separately based on unadjusted gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.
Certain information relating to the Company’s segments for the years ended March 26, 2022, March 27, 2021, and March 28, 2020, respectively, is set forth below:

	Retail			Other			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	(In thousands)
Sales to external customers	$167,819	$130,758	$160,981	$13,523	$12,310	$8,439	$181,342	$143,068	$169,420
Inter-segment sales	—	—	—	574	681	3,606	574	681	3,606
Unadjusted Gross profit	72,061	51,029	64,210	6,961	5,989	4,074	79,022	57,018	68,284
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 26, 2022, March 27, 2021, and March 28, 2020.:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
	(In thousands)
Unadjusted gross profit	$79,022	$57,018	$68,284
Inventory provisions	(383)	(736)	(475)
Other unallocated costs	(2,445)	38	(3,586)
Adjustment of intercompany profit	26	30	254

Gross profit	$76,220	$56,350	$64,477

Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	(In thousands)
Jewelry and other	$78,586	$55,743	$81,736	$11,936	$11,553	$8,439	$90,522	$67,296	$90,175
Timepieces	89,233	75,015	79,245	1,587	757	—	90,820	75,772	79,245

	$167,819	$130,758	$160,981	$13,523	$12,310	$8,439	$181,342	$143,068	$169,420